Related undertakings	12 Months Ended
Oct. 31, 2020
Related undertakings [Abstract]
Related undertakings
35 Related undertakings

In accordance with section 409 of the UK Companies Act 2006 (the “Act”), information on all related undertakings of the Group is set out below. Related undertakings are categorized in the Act as being “subsidiaries”, “associated undertakings” and “significant holdings in undertakings other than subsidiary companies”. The information below is stated as at October 31, 2020.

The definition of a subsidiary undertaking in the Act is different from the definition of that term under IFRS. As a result, related undertakings included within this list may not be the same as the related undertakings consolidated in the Group IFRS financial statements.  As disclosed in note 28 the Group owns 100% of all subsidiary undertakings.

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
1	Attachmate Australasia Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
2	Attachmate Group Australia Pty Limited	Australia	Ordinary Shares	Sale and support of software	1
3	Autonomy Australia Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
4	Autonomy Systems Australia Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
5	Borland Australia Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
6	Entco Australia Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
7	Micro Focus Australia Pty Ltd	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
8	Micro Focus Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
9	Serena Software Pty Limited	Australia	Ordinary Shares AU$1.00	In liquidation	1
10	Micro Focus Austria GmbH (formerly Borland Entwicklung GmbH)	Austria	Registered capital	Development of software	2
11	Autonomy Belgium BVBA	Belgium	Ordinary Shares	Sale and support of software	3
12	Micro Focus Belgium BV	Belgium	Ordinary Shares	Sale and support of software	3
13	Micro Focus Srl	Belgium	Ordinary Shares	Sale and support of software	4
14	Borland Latin America Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
15	Cambridge Technology Partners do Brasil s.c. Ltda	Brazil	Quota RS$1.00	Dormant	5
16	Micro Focus Brasil Serviços de Tecnologia Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
17	Micro Focus Programmeação de Computadores Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
18	Peregrinne Systems do Brasil Ltda	Brazil	Quota RS$1.00	Sale and support of software	6
19	Serena Software Do Brasil Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
20	Verity Worldwide Limited	British Virgin Islands	Ordinary shares US$50,000.00	Sale and support of software	7
21	Micro Focus APM Solutions Limited (EOOD)	Bulgaria	Ordinary Shares BGN1,000.00	Development of software	8
22	Micro Focus Bulgaria EOOD	Bulgaria	Ordinary Shares BGN1.00	Sale and support of software	8
23	Autonomy Systems (Canada) Limited	Canada	Class A Common Stock	Sale and support of software	9
24	GWAVA ULC	Canada	Common Stock	Holding Company	10

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
25	Micro Focus (Canada) ULC	Canada	Common Shares	Development, sale and support of software	10
26	Interset Software ULC	Canada	Common Shares	Holding Company	11
27	Micro Focus Software (Canada), ULC	Canada	Common Shares	Sale and support of software	12
28	Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie.	Canada	Common Shares	Sale and support of software	13
29	NetManage Canada ULC	Canada	Common Shares	Dormant	10
30	Entco Capital Co	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	14
31	Entco Investment Co	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	14
32	Micro Focus International Limited	Cayman Islands	Class A Ordinary Shares US$0.00001 Class B Ordinary Shares US$0.00001 Class C Ordinary Shares US$0.00001 Class L Ordinary Shares US$0.00001	Dormant	14
33	Micro Focus IP Limited	Cayman Islands	Class A Ordinary Shares €0.01 Class B Preferred Redeemable Shares €0.01	Holding Company	14
34	Entco Marigalante Limited	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	14
35	Autonomy Systems (Beijing) Limited Company	China	Registered Capital	Sale and support of software	15
36	Shanghai Micro Focus Software Technology Co. Limited (formerly Shanghai Entco Software Technology Co., Limited)	China	Registered Capital	Sale and support of software	16
37	Shanghai Micro Focus Software Technology Co. Limited (formerly Shanghai Entco Software Technology Co., Limited), Beijing Branch	China	Branch	Sale and support of software	17
38	Shanghai Micro Focus Software Technology Co. Limited (formerly Shanghai Entco Software Technology Co., Limited), Chongqing Branch	China	Branch	Sale and support of software	18
39	Shanghai Micro Focus Software Technology Co. Limited( formerly Shanghai Entco Software Technology Co., Limited), Shenzhen Branch	China	Branch	Sale and support of software	19
40	Shanghai Micro Focus Software Technology Co. Limited( formerly Shanghai Entco Software Technology Co., Limited), Shangdong Branch	China	Branch	Sales and support of software	20
41	Singapore Micro Focus Pte Ltd Shanghai Representative Office	China	Branch	Sale and support of software	21
42	UK Micro Focus Limited Beijing Representative Office	China	Branch	Sale and support of software	22
43	Micro Focus CentroAmerica CAC Limiteda	Costa Rica	Quota CRC1,000.00	Sale and support of software	23
44	Micro Focus Costa Rica Limiteda	Costa Rica	Quota CRC1,000.00	Sale and support of software	23
45	NetIQ Software International Limited	Cyprus	Ordinary Shares of C£1.00	Dormant	24
46	Micro Focus Czechia s.r.o	Czech Republic	Registered Capital	Sale and support of software	25
47	Micro Focus Denmark, filial af Micro Focus AS, Norge (Branch)	Denmark	Branch	Sale and support of software	26
48	Micro Focus Software Denmark ApS	Denmark	Ordinary Shares DKK1.00	Sale and support of software	26

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
49	Micro Focus AS, Filial i Finland (Branch)	Finland	Branch	Sale and support of software	27
50	Borland (France) Sarl	France	Ordinary Shares €15.25	Sale and support of software	28
51	Cobol-IT, SAS	France	Ordinary Shares €1.00	Sale and support of software	28
52	Micro Focus France SAS	France	Ordinary Shares €1.00	Sale and support of software	29
53	Micro Focus SAS	France	Ordinary Shares €10.00	Sale and support of software	28
54	Attachmate Group Germany GmbH	Germany	Ordinary Shares €191,000.00	Sale and support of software	30
55	Borland GmbH	Germany	Ordinary Shares €49,500.00 Ordinary Shares €450,000.00 Ordinary Shares €100,000.00 Ordinary Shares €500.00	Dormant	30
56	GWAVA EMEA GmbH	Germany	Registered Capital	Sale and support of software	31
57	Micro Focus Deutschland GmbH	Germany	Registered Capital	Sale and support of software	30
58	Micro Focus GmbH	Germany	Registered Capital	Sale and support of software	30
59	Novell Holdings Deutschland GmbH	Germany	Registered Capital	Holding Company	30
60	Serena Software GmbH	Germany	Registered Capital	Sale and support of software	32
61	Attachmate (Hong Kong) Limited	Hong Kong	Ordinary Shares HK$1.00	In liquidation	33
62	Borland (H.K.) Limited	Hong Kong	Ordinary Shares HK$1.00	In liquidation	33
63	EntCorp Hong Kong Limited	Hong Kong	Ordinary Shares HK$1.00	Sale and support of software	34
64	Micro Focus Limited Hong Kong (Branch)	Hong Kong	Branch	Sale and support of software	33
65	Micro Focus Software HK Limited	Hong Kong	Ordinary Shares HK$10.00	Sale and support of software	33
66	NetIQ Asia Ltd.	Hong Kong	Ordinary Shares HK$1.00	In liquidation	33
67	Autonomy Software Asia Private Limited	India	Equity Shares INR10.00	Sale and support of software	35
68	Borland Software India Private Limited	India	Equity Shares INR10.00	Dormant	36
69	Entco IT Services Private Limited	India	Equity Shares INR10.00	Sale and support of software	37
70	Interwoven, Inc., India Branch	India	Branch	Sale and support of software	38
71	Micro Focus India Private Limited	India	Equity Shares INR10.00	In liquidation	36
72	Micro Focus Software India Private Limited	India	Equity Shares INR10.00	Development, sale and support of software	36
73	Micro Focus Software Solutions India Private Limited	India	Equity Shares INR10.00	Sale and support of software	39

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
74	Novell India Private Ltd.	India	Equity Shares INR10.00	In liquidation	40
75	Relativity Technologies Private Limited	India	Equity Shares INR10.00	In liquidation	36
76	Attachmate Ireland Limited	Ireland	Ordinary Shares €1.27	Sale and support of software	41
77	Entsoft Holding Ireland Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	41
78	Micro Focus (IP) Ireland Limited	Ireland	Ordinary Shares US$1.00	Dormant	42
79	Micro Focus (Ireland 1) Limited	Ireland	Ordinary Shares US$1.00	In liquidation	42
80	Micro Focus (Ireland 2) Limited	Ireland	Ordinary Shares US$1.00	In liquidation	42
81	Micro Focus Finance Ireland Limited	Ireland	Ordinary Shares US$1.00	In liquidation	42
82	Micro Focus Galway Limited	Ireland	Ordinary Shares €1.00	Sale and support of software	41
83	Micro Focus Group Holdings Unlimited Company	Ireland	Ordinary Shares €1.00	Holding Company	42
84	Micro Focus International Holdings Limited	Ireland	Ordinary Shares €1.00	Holding Company	42
85	Micro Focus Ireland Limited	Ireland	Ordinary Shares €1.00	Development, sale and support of software	42
86	Micro Focus Software (Ireland) Limited	Ireland	Ordinary Shares €1.25 Ordinary Shares US$1.00	Development, sale and support of software	43
87	Micro Focus Software Solutions Ireland Limited	Ireland	Ordinary Shares €1.00	Sale and support of software	41
88	NetIQ Europe Limited	Ireland	Ordinary Shares €1.00	Sale and support of software	41
89	NetIQ Ireland Limited	Ireland	Ordinary Shares €1.00	Holding Company	42
90	Novell Cayman Software International Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	42
91	Novell Cayman Software Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	42
92	Novell Ireland Real Estate Unlimited Company	Ireland	Ordinary Shares €1.25 A Ordinary Shares €1.25	In liquidation	42
93	Novell Software International Limited	Ireland	Ordinary Shares US$1.00	Holding Company	42
94	Micro Focus Interactive Israel Ltd	Israel	Ordinary Shares of NIS1.00	Sale and support of software	44
95	Micro Focus Israel Limited	Israel	Ordinary Shares NIS1.00	Development and support of software	45
96	Micro Focus Software Israel Ltd	Israel	Ordinary Shares NIS1.00	Sale and support of software	44
97	N.Y. NetManage (Yerushalayim) Ltd	Israel	Ordinary Shares NIS1.00	Dormant	46
98	Novell Israel Software International Limited	Israel	Ordinary Shares NIS1.00	Dormant	47
99	Enterprise Corp Italiana S.r.l.	Italy	Quota €10,000.00	Sale and support of software	48
100	Micro Focus Italiana S.r.l.	Italy	Quota €1,000,000.00	Sale and support of software	49
101	Micro Focus Srl	Italy	Quota €1200,000.00	Sale and support of software	49
102	Serena Software Europe Limited - Italy Branch	Italy	Branch	Sale and support of software	49

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
103	Verity Italia S.r.l.	Italy	Quota €25,000.00	Sale and support of software	50
104	Entcorp Japan K.K.	Japan	Ordinary Shares	Sale and support of software	51
105	Micro Focus Enterprise Ltd	Japan	Ordinary Shares	Sale and support of software	52
106	Micro Focus LLC	Japan	Interest in Capital	Sale and support of software	52
107	Novell Japan, Ltd	Japan	Common Stock	Sale and support of software	52
108	Serena Software Japan LLC	Japan	Interest in Capital	Sale and support of software	52
109	Micro Focus Luxembourg S.à r.l.	Luxembourg	Ordinary Shares	Sale and support of software	53
110	Verity Luxembourg S.à r.l.	Luxembourg	Ordinary Shares €25.00	Sale and support of software	54
111	Micro Focus Malaysia Sdn. Bhd.	Malaysia	Ordinary Shares RM1,000.00	Sale and support of software	55
112	Novell Corporation (Malaysia) Sdn. Bhd.	Malaysia	Ordinary Shares RM1.00	Sale and support of software	56
113	Micro Focus International Mexico, S. de R.L. de C.V.	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	57
114	Micro Focus Limited Mexico (Branch)	Mexico	Branch	Sale and support of software	57
115	Micro Focus Software Mexico, S. De R.L. De C.V.	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	57
116	Micro Focus Software Solutions Mexico, S. de R.L. de C.V.	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	57
117	Authasas B.V	Netherlands	Ordinary Shares A €1.00 Ordinary Shares B €1.00	Sale and support of software	58
118	Autonomy HoldCo B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
119	Autonomy Netherlands BV	Netherlands	Common Shares €100.00	Sale and support of software	58
120	Borland BV	Netherlands	Ordinary Shares €5.00	Sale and support of software	58
121	Entco Eastern Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	58
122	Entco Gatriam Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding company	58

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
123	Entco Holding Berlin B.V.	Netherlands	Ordinary Shares US$100.00	Holding company	58
124	Entco Holding Hague II B.V.	Netherlands	Ordinary Shares US$100.00	Holding company	58
125	Entco Sinope Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding company	58
126	Entcorp Nederland B.V.	Netherlands	Ordinary Shares €100.00	Sale and support of software	58
127	Micro Focus B.V.	Netherlands	Common Shares €100.00	Sale and support of software	58
128	Micro Focus Caribe Holding B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
129	Micro Focus Eastern Holding II B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	58
130	Micro Focus Enterprise B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
131	Micro Focus HoldCo B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	58
132	Micro Focus Holding Finance B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	58
133	Micro Focus Holding Hague B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	58
134	Micro Focus Holding PR B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
135	Micro Focus International Trade B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
136	Micro Focus Nederland B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	58
137	Verity Benelux B.V.	Netherlands	Common Shares of €500.00	Sale and support of software	58
138	Micro Focus Software (New Zealand) Unlimited	New Zealand	Ordinary Shares	Sale and support of software	59
139	Micro Focus AS	Norway	Ordinary Shares NOK1,602.00	Sale and support of software	60
140	Entcorp Philippines, Inc.	Philippines	Common Stock PHP1.00	Sale and support of software	61
141	Micro Focus Polska sp. z.o.o.	Poland	Ordinary Shares PLN500.00	Sale and support of software	62
142	Micro Focus S.L. - Sucursal Em Portugal (Branch)	Portugal	Branch	Sale and support of software	63
143	Novell Portugal - Informática Lda	Portugal	Ordinary Shares €14,864.18 Ordinary Shares €99.76	Sale and support of software	63
144	Micro Focus Caribe Holding B.V. LLC Branch	Puerto Rico	Branch	Sale and support of software	64
145	Micro Focus Holding PR B.V. LLC Branch	Puerto Rico	Branch	Sale and support of software	65
146	Micro Focus Software Romania SRL	Romania	Ordinary Shares RON10.00	Sale and support of software	66
147	Limited Liability Company Micro Focus	Russian Federation	Interest in Capital	Sale and support of software	67
148	Micro Focus LLC	Saudi Arabia	Ordinary Shares SAR50	Sale and support of software	68
149	Autonomy Systems Singapore Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	69
150	Borland (Singapore) Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	69
151	Entco Software Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	69

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
152	Mercury Interactive (Singapore) Pte Ltd	Singapore	Ordinary Shares	In liquidation	70
153	Micro Focus Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	69
154	Micro Focus Software Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	69
155	Autonomy Systems Software South Africa Pty Ltd	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	71
156	Micro Focus Software South Africa (Pty) Ltd	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	72
157	Micro Focus South Africa (Pty) Ltd	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	72
158	Micro Focus Korea Limited	South Korea	Units KRW 5,000	Sale and support of software	73
159	Micro Focus Field Delivery Spain, S.L.U.	Spain	Ordinary Shares €1.00	Sale and support of software	74
160	Micro Focus S.L.U.	Spain	Registered Shares €9.00	Sale and support of software	74
161	Micro Focus Software Spain S.L.U.	Spain	Ordinary Shares €1.00	Sale and support of software	74
162	Micro Focus AS, Norge, filial i Sverige (Branch)	Sweden	Branch	Sale and support of software	75
163	Micro Focus Sverige AB	Sweden	Quota SEK1.00	Sale and support of software	75
164	Micro Focus Enterprise B.V., Amstelveen, Versoix Branch	Switzerland	Branch	Sale and support of software	76
165	Micro Focus GmbH	Switzerland	Quotas CHF100.00	Sale and support of software	77
166	Micro Focus International Suisse Sàrl	Switzerland	Ordinary Shares CHF1,000.00	Sale and support of software	76
167	Micro Focus Schweiz GmbH	Switzerland	Ordinary Shares CHF100.00	Sale and support of software	77
168	Trilead GmbH	Switzerland	Ordinary Shares CHF100.00	Sale and support of software	78
169	Interwoven, Inc., Taiwan Branch	Taiwan	Branch	Sale and support of software	79
170	Micro Focus Taiwan Co. Ltd (formerly Novell (Taiwan) Co., Ltd.)	Taiwan	Ordinary Shares NT$10.00	Sale and support of software	80
171	Micro Focus Enterprise Tunisia SARL	Tunisia	Ordinary Shares TND10.00	Sale and support of software	81
172	Atarlabs Bilişim Anonim Şirketi	Turkey	Group A Shares TRY1.0	Development and support of software	82
173	Micro Focus Teknoloji Çözümleri Limited Şirketi	Turkey	Ordinary Shares TRY25.00	Sale and support of software	83
174	Micro Focus Ukraine, LLC (formerly Serena Software Ukraine LLC)	Ukraine	Interest in Capital	Sale and support of software	84
175	Entco International SARL-Abu Dhabi - Branch	United Arab Emirates	Branch	Sale and support of software	85
176	Entco International SARL-Jebel Ali Free Zone - Branch	United Arab Emirates	Branch	Sale and support of software	86
177	Entco Software Services Middle East FZ-LLC	United Arab Emirates	Ordinary Shares AED1,000.00	Sale and support of software	87
178	Attachmate Sales UK Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	88
179	Autonomy Systems Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	89
180	Borland (Holding) UK Ltd	United Kingdom	Ordinary Shares £1.00	Dormant	88
181	Borland (UK) Limited	United Kingdom	Ordinary Shares £1.00	Dormant	88
182	Entcorp Marigalante UK Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	89

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
183	Longsand Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	89
184	Merant Holdings	United Kingdom	Ordinary Shares £1.00	Holding Company	88
185	Micro Focus (IP) Holdings Limited	United Kingdom	Ordinary Shares US$1.00	Dormant	88
186	Micro Focus (IP) Ltd	United Kingdom	Ordinary Shares £1.00	Holding Company	88
187	Micro Focus (US) Holdings	United Kingdom	Ordinary Shares US$1.00	Holding Company	88
188	Micro Focus CHC Limited	United Kingdom	Ordinary Shares US$0.01 Redeemable Preference Shares US$1.00 C Preference Shares US$1.00	Holding Company	88
189	Micro Focus Foreign HoldCo Ltd	United Kingdom	Ordinary Shares £1.00	Holding Company	89
190	Micro Focus Global Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	88
191	Micro Focus Group Limited	United Kingdom	Ordinary Shares £1.00	Holding Company	88
192	Micro Focus Holdings Unlimited	United Kingdom	Ordinary Shares £0.01	Holding Company	88
193	Micro Focus Integration Holdings Limited	United Kingdom	Ordinary Shares US$1.00	In liquidation	88
194	Micro Focus Integration Limited	United Kingdom	Ordinary Shares US$1.00	Sale and support of software	88
195	Micro Focus IP Development Limited	United Kingdom	Ordinary Shares US$1.00	Development and support of software	88
196	Micro Focus Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	88
197	Micro Focus MHC Limited	United Kingdom	A Ordinary Shares £0.00001 B Ordinary Shares £0.00001	Holding Company	88
198	Micro Focus Midco Holdings Limited	United Kingdom	Ordinary Shares US$0.01	Holding Company	88
199	Micro Focus Midco Limited	United Kingdom	Ordinary Shares US$0.0001	Holding Company	88
200	Micro Focus Situla Holding Ltd	United Kingdom	Ordinary Shares £1.00	Holding Company	89
201	Micro Focus Software (IP) Holdings Limited	United Kingdom	Ordinary Shares US$0.01 Preferred Shares US$1.00	Holding Company	88
202	Micro Focus Software Holdings Ltd	United Kingdom	Ordinary Shares £1.00	Sale and support of software	88
203	Micro Focus Software UK Ltd	United Kingdom	Ordinary Shares £1.00	Sale and support of software	89

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
204	Micro Focus UK Limited	United Kingdom	Ordinary Shares £1.00	Dormant	88
205	NetIQ Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	88
206	Serena Holdings	United Kingdom	Ordinary Shares US$1.00	Holding Company	88
207	Serena Software Europe Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	88
208	Attachmate Corporation	United States	Common Stock US$0.01	Development and support of software	90
209	Borland Corporation	United States	Common Stock US$0.01	Holding Company	91
210	Borland Software Corporation	United States	Common Stock US$0.01	Development and support of software	91
211	Borland Technology Corporation	United States	Common Stock US$0.01	Dormant	91
212	Entco Delaware LLC	United States	Interest in Capital	Sale and support of software	91
213	Entco, LLC	United States	Interest in Capital	Sale and support of software	91
214	GWAVA Technologies Inc.	United States	Common Stock of US$1.00	Sale and support of software	91
215	MA FinanceCo., LLC	United States	Membership Units	Holding Company	91
216	Marcel Holdings LLC	United States	Limited Liability Company Interest US$1.00	Sale and support of software	91
217	Micro Focus (US) Group, Inc	United States	Common Stock US$0.01	Holding Company	91
218	Micro Focus (US) International Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	91
219	Micro Focus (US), Inc.	United States	Common Stock US$0.01	Development and support of software	91
220	Micro Focus Brazil Holdings LLC	United States	Interest in Capital	Holding Company	91
221	Micro Focus Government Solutions LLC	United States	Interest in Capital	Sale and support of software	91
222	Micro Focus LLC	United States	Limited Liability Company Interests	Sale and support of software	91
223	Micro Focus Software Inc.	United States	Voting Common Stock US$0.01 Non-voting Common Stock US$0.01	Development and support of software	91
224	NetIQ Corporation	United States	Common Stock US$0.001	Development and support of software	91

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
225	Novell Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	91
226	Novell International Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	91
227	Seattle SpinCo, Inc.	United States	Class A Common Stock US$0.01 Class B Common Stock US$0.01	Holding Company	91
228	Serena Software, Inc.	United States	Common Stock US$0.01	Holding Company	91
229	Stratify, Inc.	United States	Common Stock US$0.001	Sale and support of software	91
230	The Attachmate Group, Inc.	United States	Common Stock US$0.001	Holding Company	91
231	Vertica Systems, LLC	United States	Limited Liability Company Interests	Sale and support of software	91

[1] The Group has a 100% equity ownership interest in each of the subsidiary undertakings.

[2]. The ultimate parent company is Micro Focus International plc (the “Company”). The Company has a direct interest in Micro Focus Midco Holdings Limited and an indirect interest in all of the other related undertakings. The Company has an effective interest of 100% in all of the related undertakings listed in the table.

The financial results of all of the related undertakings listed above are included in the Group’s consolidated financial statements. None of the related undertakings holds any shares in the Company.

For each of the subsidiaries listed above, the registered office or, in the case of undertakings other than subsidiaries, the principal place of business is as follows:

Registered office addresses:

Number	Address
1	Level 8, 76 Berry Street, North Sydney, NSW 2060, Australia
2	Donau Centre, Hauptstrasse 4-10, Linz, 4040, Austria
3	Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
4	EU Parliament, 4th Floor, 37 De Meeussquare, Brussels, 1000, Belgium
5	Rua Joaquim Floriano, 466-12 Andar, Saõ Paulo, CEP 04534-002, Brazil
6	Avenida das Nações Unidas, nº 12.901, conjunto 2302, sala 72, Itaim Bibi, São Paulo, CEP 04578-000, Brazil
7	Estera Corporate Services (BVI) Limited, Jayla Place Wickhams Cay 1, Road Town, Tortola, Virgin Islands, British
8	76A James Bourchier Blvd, Lozenetz, Sofia, 1407, Bulgaria
9	200-204 Lambert Street, Whitehorse, Y1A 3T2, Canada
10	250 Howe Street, Suite 1400-C, Vancouver, BC V6C 3S7, Canada
11	Suite 1700, Park Place, 666 Burrard Street, Vancouver BC V6C 2X8, Canada
12	4300 Bankers Hall West, 888 - 3rd Street S.W., Calgary, Alberta T2P 5C5, Canada
13	Cogswell Tower, 2000 Barrington Street, Suite 1101-C., Halifax NS B3J 3K1 , Canada
14	Estera Trust (Cayman) Limited, PO Box 1350, Clifton House, 75 Fort Street, Grand Cayman, KY1-1108, Cayman Islands
15	Unit 601, Block A, Yuanyang International Center, Building 56, Dong Si Huan Zhong Dong Road, Beijing, Chaoyang District, China
16	Floor 2, Building 1, No. 799 Naxian Road, Pilot Free Trade Zone, Shanghai, China
17	8 Guangshun Avenue South, B01, 3F, Building 1, Chaoyang District, China
18	No. 209, Chuangxin Plaza, No. 5 Keyuanyi Road, Jiulongpo District, Chongqing, China
19	14/F, Office 1436, Times Financial Center, 4001 Shennan Avenue, Futian District, Shenzhen, Guangdong, 518046, China
20	1807-1811, 18th Floor, Kechuang Building, interchange of Yingxiong Mountain Road and 2nd Ring South Rd, Shizhong District, Jinan, Shangdong, China
21	Room 810, 8 /F, Tower B, No.8 Century Avenue, Shanghai Pilot Free Trade Zone, China
22	Unit 04,B01,3rd Floor, 101 1st Floor, No.1 building, No.8 Yard Guangshun South Avenue, Chaoyang District, Beijing, China
23	San José, Cantón Montes de Oca, Distrito San Pedro, cincuenta metros al sur del Restaurante Le Chandelier, Edificio Blanco, Costa Rica
24	54 Digeni Akrita, Akritas 2nd Floor, Office 201-202, PC 1061, Nicosia, Cyprus
25	Za Brumlovkou 1559/5, Michle, Prague, 140 00, Czech Republic
26	Borupvang 3, 2750, Ballerup, Denmark
27	Accountor Turku Oy, Yliopistonkatu 34,5 krs, Turku FI-20100
28	Tour Atlantique, La Défense 9, 1 Place de la Pyramide, La Défense, Cedex, Paris, 92911, France

Consolidated financial statements and notes
Notes to the consolidated financial statements

35 Related undertakings continued

Registered office addresses continued

Number	Address
29	Tour Carpe Diem, 31 Place des Corolles, 92400, Courbevoie, France
30	Herrenberger Strasse 140, 71034, Böblinge, Germany
31	Von-Braun-Strabe 38a, 48683 Ahaus, Germany
32	Nöerdlicher Zubringer 9-11, 40470 Düsseldorf, Germany
33	21st floor, Henley Building, 5 Queen’s Road Central, Hong Kong
34	19th Floor, Cityplaza One, 1111 King’s Road, Taikoo Shing, Hong Kong
35	4th Floor, Laurel Building “A” Block, Bagmane Tech Park, Survey no.65/2, C.V.Raman Nagar, Byrasandra Village, KR Pura Hobli, Bangalore South Taluk, Bengaluru-560093, India
36	Laurel, Block D, 65/2, Bagmane Tech Park, C.V. Raman Nagar, Byrasasdraa Post, Bangalore 560093, India
37	4th Floor, Bagmane Tech Park, Olympia Building Survey Nos. 66/1, 66/66-1 & 66/1-3, CV Raman Nagar, Bangalore, 560093, India
38	602 MMTC House C-22 Bandra Kurla Complex Bandra East, Mumbai, MH 400051, India
39	66/1, 6th Floor, Olympia Building, Bagmane Tech Park, Byrasandra, C V Raman Nagar, Bangalore, Karnataka, 560093, India
40	Leela Galleria, 1st Floor, Andheri Kurla Road, Andheri(East), Mumbai - 400059, Maharashtra, India
41	Block A, Ballybrit Business Park, Ballybane Road, Galway, H01 WP08, Ireland
42	One Spencer Dock, North Wall Quay, Dublin 1, Ireland
43	Corrig Court, Corrig Road, Sandyford Industrial Estate, Sandyford, Dublin 18, Ireland
44	5 Altalef St., Yahud, Israel
45	Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
46	Scientific Industries Center, Haifa, 33263, Israel
47	17 Hatidhar St., Raannana, 43665, Israel
48	Via Filippo Turati 8, 20121, Milan, Italy
49	Viale Sarca 235, 20126, Milan, Italy
50	Via Santa - Maria alla Porta n.9, 20123, Milan, Italy
51	No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
52	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
53	20, rue des Peupliers, L-2328 Luxembourg, Luxembourg
54	15, Boulevard F.W. Raiffeisen, L - 2411, Luxembourg
55	Level 11 , 1 Sentral, Jalan Rakyat, Kuala Lumpur Sentral, 50470 59200 Kuala Lumpur, Malaysia
56	Unit 501 Level 5 Uptown 1, 1 Jalan SS2, Selangor Darul Ehsan, Malaysia
57	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
58	Van Deventerlaan 31-51, 3528 AG Utrecht, The Netherlands
59	Level 26, PWC Tower, 15 Customs Street West, Auckland, 1010, New Zealand
60	7th Floor, Dronning Eufemias Gate 16, 0191 Oslo, Norway
61	2/F Three World Square, Upper Mckinley Road, Taguig City, Philippines
62	Centrum Biurowe Globis, Powstańców Śląskich 7A, 53-332, Wrocław, Poland
63	Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1.º, 1600-209 Lisbon, Portugal
64	110 Highway North Km. 28, Bldg. #1, Aguadilla, 00603, Puerto Rico
65	350 Chardon Avenue, Chardon Tower, Suite 801, San Juan, 00918, Puerto Rico
66	2nd District, 3 George Constantinescu Street, BOC Office Building, Bucharest, Romania
67	Leningradskoye shosse 16 A, Building 3, floor 10, premise XV, room 16, 125171, Moscow, Russian Federation
68	Regus Al-Nakheel Centre, Nimr Building A (1st Floor), 5176 Al-Imam Saud Ibn Abdul Aziz Road, Al Nakheel District, Saudi Arabia
69	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, 098633, Singapore
70	450 Alexandra Road, Singapore 119960, Singapore
71	78 Sophia Street, Fairland, 2195, South Africa
72	Morning View Office Park 255 Rivonia Road, Morningside, South Africa
73	Yeoidodong, SK Building, 15F, 31 Gukjegeumyung-ro 8-gil, Yeongdeungpo-gu, Seoul, Korea
74	Torre Espacio, Planta 16, Paseo de la Castellana, 259D, 28046 Madrid, Spain
75	Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
76	Chemin Jean-Baptiste Vandelle 3A, 1290 Versoix, Switzerland
77	Wallisellen Business Park, Offices 201-204, Richtistrasse 7, 8304, Wallisellen, Switzerland
78	C/O Centralis Switzerland GmbH, Bahnhofstrasse 10, 6300 Zug, Switzerland
79	10F.-1 No.66, Jing Mao 2nd Road, Nangang Distric, Taipei City, 115, Taiwan
80	9F No 200, Sec. 1, Keelung Road, Xinyl Dist, Taipei City 110, Taiwan
81	ZI Chotrana, Technopole El Ghazala, Lot No 45, Ariana, 2088, Tunisia
82	Üniversiteler Mahallesi 1605 Cad. No: 3A, Çankaya, Ankara, Turkey
83	AND Plaza Kozyatağa İçerenköy Mahallesi Umut Sk. 10/12, Kat: 16 34752 Ataşehir/İstanbul, Turkey
84	13 Pimonenko str., building 1, Office 1B/22, Kiev 04050, Ukraine
85	Al Hilal Building, Al Falah Road, Office 318, Abu Dhabi, United Arab Emirates
86	JAFZA One building, Unit No. AB 1005, Jebel Ali Free Zone, Dubai, United Arab Emirates
87	1204 - 1205, Floor 12 Al Shatha Tower, Dubai, United Arab Emirates
88	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
89	Cain Road, Amen Corner, Bracknell, Berkshire, RG12 1HN, United Kingdom
90	C T Corporation System, 711 Capitol Way S, Suite 204, Olympia 98501, United States
91	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, DE19801, USA